MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 26, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Prime Obligations Fund (the “Fund”)

Capital Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated June 25, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 128 on June 25, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-6812.

Very truly yours,

/s/ Leslie K. Ross

Leslie K. Ross

Assistant Secretary